Schedule of Options Outstanding (Details) - shares	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	538,618	538,618
Exercise Price $1.27 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	25,000	25,000
Exercise Price $2.22 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	23,781	23,781
Exercise Price $2.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	364,893	364,893
Exercise Price $5.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	7,326	7,326
Exercise Price $6.02 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	5,731	5,731
Exercise Price $8.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	32,700	32,700
Exercise Price $9.68 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	34,884	34,884
Exercise Price $31.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	9,978	9,978
Exercise Price $62.54 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	6,825	6,825
Exercise Price $133.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	27,500	27,500